[LETTERHEAD OF MORGAN LEWIS & BOCKIUS]





March 4, 1999


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:      The Advisors' Inner Circle Fund
         (File Nos. 33-42484 and 811-6400)
         ---------------------------------


Ladies and Gentlemen:


  On behalf of The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Prospectus and Statement of Additional Information dated March 1, 1999 does not differ from that contained in the Trust's Post-Effective Amendment No. 37 which was filed via EDGAR on March 1, 1999 with accession number 0001047469-99-007958.

  Please contact me at (215) 963-4790 if you have any questions or comments concerning this filing.


  Sincerely,

  /s/ Richard W. Grant
  --------------------
  Richard W. Grant


  cc:      Ms. Laurie Brooks
           John M. Ford, Esq.
           Mr. Richard Zemble